Financial Risk Management - Disclosure of Outstanding Derivatives (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Currency Derivatives [member] | Liabilities [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	kr (707)	kr (141)
Outstanding derivatives offset	36	7
Outstanding derivatives net amount presented	(671)	(134)
Outstanding derivatives related amounts not offset – Collaterals	467
Net Outstanding derivatives	(204)	(134)
Currency Derivatives [member] | Assets [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	294	1,491
Outstanding derivatives offset	(36)	(7)
Outstanding derivatives net amount presented	258	1,484
Outstanding derivatives related amounts not offset – Collaterals	0	(1,181)
Net Outstanding derivatives	258	303
Interest Rate Derivatives [member] | Liabilities [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	(111)	(131)
Outstanding derivatives offset	20	31
Outstanding derivatives net amount presented	(91)	(100)
Net Outstanding derivatives	(91)	(100)
Interest Rate Derivatives [member] | Assets [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	79	57
Outstanding derivatives offset	(20)	(31)
Outstanding derivatives net amount presented	59	26
Net Outstanding derivatives	kr 59	kr 26